Revenue	12 Months Ended
Dec. 31, 2022
Revenue [Abstract]
Revenue

20. Revenue

Set out below is the disaggregation of the Group’s revenue from contracts with customers:

	December 31,	December 31,	December 31,
	2022	2021	2020
Product sales	305,616	63,882	—

Total revenue	305,616	63,882	—